                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03626
                                  ----------------------------------------------

                                 Citizens Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Harbour Place, Suite 400, Portsmouth, NH 03801
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                     Sophia Collier CITIZENS ADVISERS, INC.
                1 Harbour Place, Suite 400, Portsmouth, NH 03801
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:        603-436-5152
                                                   -----------------------------

Date of fiscal year end:                        June 30, 2005
                        --------------------------------------------------------

Date of reporting period:                September 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

CITIZENS SMALL CAP CORE GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004 ($ X 1,000)
(UNAUDITED)

SECURITY                                                            SHARES        VALUE ($)
--------                                                            ------        ---------
COMMON STOCKS - 100.0%

AIRLINES - 2.1%
MAIR Holdings, Inc. (a)                                              68,452           561


BANKS - 4.2%
East West Bancorp, Inc.                                              10,940           367
Privatebancorp, Inc.                                                 13,400           361
Prosperity Bancshares, Inc.                                          15,074           404
                                                                                   ------
                                                                                    1,132
BIOTECHNOLOGY - 1.9%
Intermune, Inc. (a)                                                  20,620           243
Neurocrine Biosciences, Inc. (a)                                      5,666           267
                                                                                   ------
                                                                                      510
COMPUTERS - 8.5%
Akamai Technologies, Inc. (a)                                         9,230           130
Ansys, Inc. (a)                                                       7,880           392
Computer Horizons Corp. (a)                                          75,291           326
Digital River, Inc. (a)                                              10,545           314
Embarcadero Technologies, Inc. (a)                                   14,830           125
F5 Networks, Inc. (a)                                                 8,845           269
Factset Research Systems, Inc.                                        7,960           384
FileNET Corp. (a)                                                     5,040            88
Hyperion Solutions Corp. (a)                                          3,500           119
Quest Software, Inc. (a)                                             11,800           131
                                                                                   ------
                                                                                    2,278
CONSUMER PRODUCTS - 0.8%
Jarden Corp. (a)                                                      5,900           215


EDUCATIONAL SERVICES - 3.5%
Bright Horizons Family Solutions, Inc. (a)                            7,850           426
Strayer Education, Inc.                                               4,465           514
                                                                                   ------
                                                                                      940
ELECTRICAL EQUIPMENT - 2.7%
Benchmark Electronics, Inc. (a)                                       9,650           288
Littlefuse, Inc. (a)                                                  5,010           173
Power Integrations, Inc. (a)                                         12,530           256
                                                                                   ------
                                                                                      717
ELECTRONICS - 3.5%
Diodes, Inc. (a)                                                     12,300           317
PLX Technology, Inc. (a)                                             28,870           208
Silicon Image, Inc. (a)                                              19,485           246
Skyworks Solutions, Inc. (a)                                         16,850           160
                                                                                   ------
                                                                                      931
ENERGY & UTILITIES - 10.2%
Airgas, Inc.                                                         14,345           345
Carbo Ceramics, Inc.                                                  4,825           348
Headwaters, Inc. (a)                                                  9,700           299
Newfield Exploration Co. (a)                                          6,590           404
Patina Oil & Gas Corp.                                               18,540           548
Precision Drilling Corp. (a)                                         13,575           781
                                                                                   ------
                                                                                    2,725
FINANCIAL - DIVERSIFIED - 2.4%
Financial Federal Corp. (a)                                           6,440           241
R & G Financial Corp., Class B                                       10,615           411
                                                                                   ------
                                                                                      652

FOOD - 1.0%
United Natural Foods, Inc. (a)                                       10,475           279


HEALTH CARE - 13.8%
Able Laboratories, Inc. (a)                                          12,440           238
American Medical Systems Holdings, Inc. (a)                          16,835           611
Amerigroup Corp. (a)                                                  8,350           470
LifePoint Hospitals, Inc. (a)                                        14,600           438
Merit Medical Systems, Inc. (a)                                      29,678           448
Nuvasive, Inc. (a)                                                   25,000           264
Quality Systems, Inc. (a)                                             7,590           383
Sierra Health Services, Inc. (a)                                      4,744           227
The Medicines Co. (a)                                                11,550           279
Thoratec Corp. (a)                                                   36,880           355
                                                                                   ------
                                                                                    3,713
HOTELS & MOTELS - 2.0%
Choice Hotels International, Inc.                                     9,105           524


INVESTMENT BANKING & BROKERAGE - 2.5%
Affiliated Managers Group, Inc. (a)                                   5,460           292
Southwest BanCorp of Texas                                           18,700           377
                                                                                   ------
                                                                                      669
MANUFACTURING - 9.2%
Applied Films Corp. (a)                                               8,440           152
Kennametal, Inc.                                                      8,200           371
Oshkosh Truck Corp.                                                   5,700           325
Oxford Industries, Inc.                                               6,650           248
Roper Industries, Inc.                                                5,160           296
Steel Dynamics, Inc.                                                  7,720           298
Terex Corp. (a)                                                       5,190           225
The Manitowoc Co., Inc.                                               7,100           252
Toro Co.                                                              4,395           300
                                                                                   ------
                                                                                    2,467
MULTIMEDIA - 2.3%
Sonic Solutions (a)                                                   7,735           126
Spanish Broadcasting Systems, Inc. (a)                               28,750           283
Witness Systems, Inc. (a)                                            12,360           199
                                                                                   ------
                                                                                      608
PERSONAL CARE - 1.8%
Chattem, Inc. (a)                                                     8,700           281
Elizabeth Arden, Inc. (a)                                             9,600           202
                                                                                   ------
                                                                                      483
PHARMACEUTICALS - 5.1%
Advancis Pharmaceutical Corp. (a)                                    35,000           285
Angiotech Pharmaceuticals, Inc. (a)                                  15,561           315
Medicis Pharmaceutical Corp., Class A                                 9,543           373
Par Pharmaceutical Cos., Inc. (a)                                    11,200           403
                                                                                   ------
                                                                                    1,376
REAL ESTATE - 0.1%
Saxon Capital, Inc. (a)                                               1,361            29


RESTAURANTS - 2.4%
P.F. Chang's China Bistro, Inc. (a)                                   3,240           157
Sonic Corp. (a)                                                      19,005           487
                                                                                   ------
                                                                                      644
RETAIL - 6.7%
Claire's Stores, Inc.                                                11,885           298
Finish Line, Inc., Class A                                            6,400           198
Guitar Center, Inc. (a)                                               7,550           327
Jos. A. Bank Clothiers, Inc. (a)                                     11,118           308
Peet's Coffee & Tea, Inc. (a)                                         8,525           199

The Warnaco Group, Inc. (a)                                          13,500           300
Tractor Supply Co. (a)                                                5,700           179
                                                                                   ------
                                                                                    1,809
SERVICES - 8.6%
Chemed Corp.                                                         11,580           646
Corporate Executive Board Co.                                        10,685           655
Labor Ready, Inc. (a)                                                15,660           220
SCP Pool Corp.                                                        4,500           120
Steiner Leisure Ltd. (a)                                              8,300           183
Team, Inc. (a)                                                        8,610           133
Waste Connections, Inc. (a)                                          10,810           342
                                                                                   ------
                                                                                    2,299
TELECOMMUNICATIONS - 1.9%
Andrew Corp. (a)                                                     16,940           207
NII Holdings, Inc., Class B (a)                                       3,760           155
Webmethods, Inc. (a)                                                 27,212           145
                                                                                   ------
                                                                                      507
TRANSPORTATION - 2.8%
Landstar System, Inc. (a)                                            12,835           753
                                                                                   ------
TOTAL COMMON STOCKS                                                                26,821
Cost: $25,769

SECURITY, RATE, MATURITY DATE                                     PRINCIPAL ($)   VALUE ($)
-----------------------------                                     -------------   ---------
REPURCHASE AGREEMENTS - 4.3%
Fifth Third Bank, 1.65%, 10/01/04
(Proceeds at maturity $1,158, collateralized by
Federal National Mortgage Association security, 7.00%, 09/01/19)
Cost: $1,158                                                          1,158         1,158
                                                                                   ------

TOTAL INVESTMENTS - 104.3%                                                         27,979
Cost: $26,927 (b)

Percentages indicated are based on net assets of $26,816.

(a)   Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $122. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation              $ 2,500
      Unrealized depreciation               (1,570)
                                           -------
      Net Unrealized appreciation          $   930

CITIZENS EMERGING GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004 ($ X 1,000)
(UNAUDITED)

SECURITY                                                                   SHARES         VALUE ($)
--------                                                                   ------         ---------
COMMON STOCKS - 99.9%

BANKS - 2.3%
Banknorth Group, Inc.                                                      46,600            1,631
Commerce Bancorp, Inc.                                                     14,500              800
North Fork Bancorporation, Inc.                                            28,000            1,245
                                                                                           -------
                                                                                             3,676
BIOTECHNOLOGY - 4.4%
Allergan, Inc.                                                             48,860            3,545
Gilead Sciences, Inc. (a)                                                  51,200            1,914
MedImmune, Inc. (a)                                                        71,857            1,703
                                                                                           -------
                                                                                             7,162
BROADCASTING - 1.2%
American Tower Corp. (a)                                                   55,900              858
Univision Communications, Inc. (a)                                         33,700            1,065
                                                                                           -------
                                                                                             1,923
CHEMICALS - 0.7%
Praxair, Inc.                                                              26,100            1,116


COMPUTERS - 11.4%
Affiliated Computer Services, Inc. (a)                                     20,825            1,159
Apple Computer, Inc. (a)                                                   75,500            2,925
Intuit, Inc. (a)                                                           21,800              990
Lexmark International, Inc. (a)                                            28,860            2,425
Macromedia, Inc. (a)                                                       33,600              675
Mercury Interactive Corp. (a)                                              21,412              747
Novell, Inc. (a)                                                          270,150            1,705
Pixar, Inc. (a)                                                            14,505            1,144
SunGard Data Systems, Inc. (a)                                             48,245            1,147
Symantec Corp. (a)                                                         68,600            3,764
Veritas Software Corp. (a)                                                112,315            1,999
                                                                                           -------
                                                                                            18,680
CONSTRUCTION - 0.5%
Centex Corp.                                                               17,000              858


CONSUMER PRODUCTS - 0.8%
Black & Decker Corp.                                                       16,900            1,309


ELECTRICAL EQUIPMENT - 1.3%
Fisher Scientific International, Inc. (a)                                  16,100              939
Molex, Inc.                                                                42,000            1,253
                                                                                           -------
                                                                                             2,192
ELECTRONICS - 10.2%
Adobe Systems, Inc.                                                        71,525            3,539
Altera Corp. (a)                                                           41,200              806
Analog Devices, Inc.                                                       22,650              878
Electronic Arts, Inc. (a)                                                  34,300            1,577
Harman International Industries, Inc.                                      12,100            1,304
Johnson Controls, Inc.                                                     31,250            1,775
Juniper Networks, Inc. (a)                                                110,275            2,603
Linear Technology Corp.                                                    45,700            1,656
National Semiconductor Corp. (a)                                           88,900            1,377
Waters Corp. (a)                                                           23,200            1,023
                                                                                           -------
                                                                                            16,538

ENERGY & UTILITIES - 7.2%
Baker Hughes, Inc.                                                         30,900            1,351
BJ Services Co.                                                            23,760            1,245
Cambior, Inc. (a)                                                         253,937              782
Coeur d' Alene Mines Corp. (a)                                             43,425              206
EOG Resources, Inc.                                                        23,200            1,529
Forest Oil Corp. (a)                                                       38,500            1,160
Kinder Morgan, Inc.                                                        18,600            1,168
Newfield Exploration Co. (a)                                               10,000              612
ONEOK, Inc.                                                                54,200            1,410
Patterson-UTI Energy, Inc.                                                 56,000            1,068
Pogo Producing Co.                                                          5,900              280
Smith International, Inc. (a)                                              14,530              882
                                                                                           -------
                                                                                            11,693
FINANCIAL - DIVERSIFIED - 4.7%
Investors Financial Services Corp.                                         24,500            1,106
Jefferies Group, Inc.                                                      30,105            1,038
Legg Mason, Inc.                                                           14,573              776
Moody's Corp.                                                              28,494            2,086
SouthTrust Corp.                                                           21,100              879
Synovus Financial Corp.                                                    66,100            1,729
                                                                                           -------
                                                                                             7,614
FINANCIAL SERVICES - 1.5%
Golden West Financial Corp.                                                22,540            2,501


FOODS - 2.2%
Bunge, Ltd.                                                                27,550            1,101
Hershey Foods Corp.                                                        33,050            1,544
Pepsi Bottling Group, Inc.                                                 32,000              869
                                                                                           -------
                                                                                             3,514
HEALTH CARE - 8.7%
Barr Laboratories, Inc. (a)                                                70,400            2,918
Biomet, Inc.                                                               22,500            1,055
Cytyc Corp. (a)                                                            59,809            1,444
Health Management Associates, Inc., Class A                               136,670            2,792
Laboratory Corporation of America Holdings (a)                             21,850              955
Sierra Health Services, Inc. (a)                                           21,888            1,049
St. Jude Medical, Inc. (a)                                                 24,820            1,868
Thoratec Corp. (a)                                                        221,100            2,127
                                                                                           -------
                                                                                            14,208
HOTELS & MOTELS - 1.1%
Marriott International, Inc., Class A                                      33,300            1,730


INSURANCE - 1.7%
Fidelity National Financial Corp.                                          32,156            1,225
Wellchoice, Inc. (a)                                                       39,241            1,465
                                                                                           -------
                                                                                             2,690
INVESTMENT BANKING & BROKERAGE - 1.0%
Friedman, Billings, Ramsey Group, Inc.                                     38,600              737
T. Rowe Price Group, Inc.                                                  16,255              828
                                                                                           -------
                                                                                             1,565
MANUFACTURING - 7.6%
American Standard Cos., Inc. (a)                                           43,100            1,677
Cintas Corp.                                                               19,080              802
Graco, Inc.                                                                71,906            2,409
Nucor Corp.                                                                18,625            1,702
Oshkosh Truck Corp.                                                        27,304            1,558
Pactiv Corp. (a)                                                           30,000              698
Pentair, Inc.                                                              34,000            1,187
Zebra Technologies Corp., Class A (a)                                      38,706            2,361
                                                                                           -------
                                                                                            12,394

PERSONAL CARE - 0.5%
The Estee Lauder Cos., Inc., Class A                                       21,400              895


PHARMACEUTICALS - 1.4%
Angiotech Pharmaceuticals, Inc. (a)                                       112,732            2,285


PUBLISHING - 0.9%
John Wiley & Sons, Inc.                                                    44,400            1,419


RESTAURANTS - 4.2%
Starbucks Corp. (a)                                                        71,100            3,233
The Cheesecake Factory (a)                                                 20,700              898
YUM! Brands, Inc.                                                          65,500            2,663
                                                                                           -------
                                                                                             6,794
RETAIL - 11.5%
American Eagle Outfitters, Inc.                                            46,200            1,702
Claire's Stores, Inc.                                                      46,700            1,169
Coach, Inc. (a)                                                            27,700            1,175
Fastenal Co.                                                               39,097            2,252
Foot Locker, Inc.                                                          21,003              498
Michaels Stores, Inc.                                                      20,600            1,220
Nordstrom, Inc.                                                            60,356            2,308
Polo Ralph Lauren                                                          18,000              655
Regis Corp.                                                                30,700            1,235
Staples, Inc.                                                              81,870            2,440
Tiffany & Co.                                                              24,050              739
Whole Foods Market, Inc.                                                   26,750            2,295
Williams Sonoma, Inc. (a)                                                  31,400            1,179
                                                                                           -------
                                                                                            18,867
SERVICES - 11.4%
Apollo Group, Inc., Class A (a)                                            38,640            2,834
Career Education Corp. (a)                                                 22,200              631
Corporate Executive Board Co.                                              35,874            2,197
Dun & Bradstreet Corp. (a)                                                 19,200            1,127
Ecolab, Inc.                                                               79,871            2,510
Expeditors International of Washington, Inc.                               41,600            2,151
Fair Isaac & Co., Inc.                                                     25,000              730
Fiserv, Inc. (a)                                                           48,040            1,675
Getty Images, Inc. (a)                                                     32,235            1,783
Iron Mountain, Inc. (a)                                                    60,550            2,050
Manpower, Inc.                                                             20,900              930
                                                                                           -------
                                                                                            18,618
TELECOMMUNICATIONS - 1.0%
Andrew Corp. (a)                                                           60,700              743
Nextel Partners, Inc. (a)                                                  53,000              879
                                                                                           -------
                                                                                             1,622
TRANSPORTATION - 0.5%
J.B. Hunt Transport Services, Inc.                                         23,100              858
                                                                                           -------

TOTAL COMMON STOCKS                                                                        162,721
Cost: $148,947

SECURITY, RATE, MATURITY DATE                                           PRINCIPAL ($)     VALUE ($)
-----------------------------                                           -------------     ---------
REPURCHASE AGREEMENTS - 0.4%
Fifth Third Bank, 1.65%, 10/01/04
(Proceeds at maturity $665, collateralized by
Federal National Mortgage Association security, 6.50%, 06/01/19)
Cost: $665                                                                    665              665
                                                                                           -------

TOTAL INVESTMENTS - 100.3%                                                                 163,386
Cost: $149,612 (b)

Percentages indicated are based on net assets of $162,921.

(a)   Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,443. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation         $ 17,756
      Unrealized depreciation           (5,425)
                                      --------
      Net unrealized appreciation     $ 12,331

CITIZENS CORE GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004 ($ X 1,000)
(UNAUDITED)

SECURITY                                                  SHARES       VALUE ($)
--------                                                 --------      ---------
COMMON STOCKS - 93.9%

AIR FREIGHT - 2.1%
FedEx Corp.                                                80,060          6,860

APPAREL MANUFACTURERS - 0.8%
Nike, Inc., Class B                                        35,000          2,758

AUTO MANUFACTURING - 1.1%
PACCAR, Inc.                                               50,000          3,456

BANKS - 2.3%
Bank of America Corp.                                     170,000          7,366

BIOTECHNOLOGY - 2.1%
Gilead Sciences, Inc. (a)                                 183,400          6,855

CHEMICALS - 2.1%
Praxair, Inc.                                              90,000          3,847
Sigma-Aldrich Corp.                                        50,000          2,900
                                                                       ---------
                                                                           6,747
COMPUTERS - 3.7%
Dell, Inc. (a)                                            100,000          3,560
Lexmark International, Inc. (a)                            30,000          2,520
Symantec Corp. (a)                                        110,000          6,037
                                                                       ---------
                                                                          12,117
CONSUMER PRODUCTS - 1.7%
Black & Decker Corp.                                       70,000          5,421

ELECTRONICS - 4.1%
Adobe Systems, Inc.                                       125,000          6,184
Cisco Systems, Inc. (a)                                   200,000          3,620
Electronic Arts, Inc. (a)                                  75,000          3,449
                                                                       ---------
                                                                          13,253
ENERGY & UTILITIES - 12.3%
Anadarko Petroleum Corp.                                   55,000          3,650
Apache Corp.                                               82,100          4,114
Baker Hughes, Inc.                                        100,000          4,372
BJ Services Co.                                           100,000          5,241
Burlington Resources, Inc.                                100,000          4,080
ConocoPhillips                                             90,000          7,456
Equitable Resources, Inc.                                  80,000          4,345
Questar Corp.                                             160,000          7,331
Silvan Power Co. (a) (b)                                   24,000             --
Vulcan Power Co., Class A (a) (b)                          40,000             --
                                                                       ---------
                                                                          40,589
FINANCIAL - DIVERSIFIED - 5.1%
American Express Co.                                       88,945          4,577
Legg Mason, Inc.                                           60,000          3,196
MBNA Corp.                                                120,000          3,024
Wells Fargo & Co.                                         100,000          5,963
                                                                       ---------
                                                                          16,760
FINANCIAL SERVICES - 2.3%
Golden West Financial Corp.                                40,000          4,438
Hibernia Corp.                                            120,000          3,169
                                                                       ---------
                                                                           7,607

FOODS - 5.4%
Hershey Foods Corp.                                       125,000          5,839
McCormick & Co., Inc.                                     130,000          4,464
Sysco Corp.                                               100,000          2,992
Wm.Wrigley Jr. Co.                                         70,000          4,432
                                                                       ---------
                                                                          17,727
HEALTH CARE - 11.4%
Becton, Dickinson & Co.                                   125,000          6,463
C.R. Bard, Inc.                                           100,000          5,663
Johnson & Johnson, Inc.                                   150,000          8,449
Medtronic, Inc.                                            74,888          3,887
St. Jude Medical, Inc. (a)                                 60,000          4,516
UnitedHealth Group, Inc.                                  114,100          8,414
                                                                       ---------
                                                                          37,392
HOTELS & MOTELS - 1.7%
Marriott International, Inc., Class A                     110,000          5,716

INSURANCE - 3.2%
American International Group, Inc.                         60,000          4,079
The Allstate Corp.                                        130,020          6,240
                                                                       ---------
                                                                          10,319
MANUFACTURING - 8.2%
3M Co.                                                     74,100          5,926
Carlisle Cos., Inc.                                        75,000          4,795
Illinois Tool Works, Inc.                                  63,600          5,926
Pentair, Inc.                                             100,000          3,491
Procter & Gamble Co.                                      125,000          6,764
                                                                       ---------
                                                                          26,902
PERSONAL CARE - 3.7%
Avon Products, Inc.                                       140,000          6,115
Gillette Co.                                              140,000          5,844
                                                                       ---------
                                                                          11,959
PHARMACEUTICALS - 1.8%
Zimmer Holdings, Inc. (a)                                  75,000          5,928

RESTAURANTS - 1.9%
Starbucks Corp. (a)                                       135,000          6,137

RETAIL - 6.4%
CVS Corp.                                                 145,000          6,109
Nordstrom, Inc.                                           135,000          5,162
Staples, Inc.                                             220,000          6,561
The Gap, Inc.                                             160,000          2,992
                                                                       ---------
                                                                          20,824
SERVICES - 5.4%
Apollo Group, Inc., Class A (a)                            40,000          2,935
Cendant Corp.                                             140,000          3,024
Ecolab, Inc.                                              140,000          4,401
First Data Corp.                                          100,000          4,350
Getty Images, Inc. (a)                                     55,000          3,042
                                                                       ---------
                                                                          17,752
TELECOMMUNICATIONS - 5.1%
Alltel Corp.                                               75,000          4,118
QUALCOMM, Inc.                                            220,000          8,589
Sprint Corp.                                              200,000          4,026
                                                                       ---------
                                                                          16,733
                                                                       ---------
TOTAL COMMON STOCKS                                                      307,178
Cost: $272,713

SECURITY, RATE, MATURITY DATE                                         PRINCIPAL ($)    VALUE ($)
-----------------------------                                         -------------    ---------
REPURCHASE AGREEMENTS - 4.7%
Fifth Third Bank, 1.65%, 10/01/04
(Proceeds at maturity $15,354, collateralized by
Federal National Mortgage Association securities, 6.50%, 03/01/19,
6.50%, 04/01/19, 6.50%, 06/01/19)
Cost: $15,353                                                                15,353       15,353
                                                                                       ---------
TOTAL INVESTMENTS - 98.6%                                                                322,531
Cost: $288,066 (c)

Percentages indicated are based on net assets of $327,200.

(a)   Non-income producing security.

(b) Restricted securities constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the securities is as follows:

      Vulcan Power Co., Class A
      Acquisition Date: March 3, 1995
      Cost: $300
      Value: $0

      Silvan Power Co.
      Acquisition Date: July 27, 2004
      Cost: $0
      Value: $0

(c) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,848. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation        $33,392
      Unrealized depreciation         (3,775)
                                     -------
      Net unrealized appreciation    $29,617

CITIZENS 300 FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004 ($ X 1,000)
(UNAUDITED)

SECURITY                                                  SHARES       VALUE ($)
--------                                                 --------      ---------
COMMON STOCKS - 99.9%

AIR FREIGHT - 1.7%
FedEx Corp.                                                   300             26
United Parcel Service, Class B                              1,065             81
                                                                       ---------
                                                                             107
AIRLINES - 0.2%
JetBlue Airways Corp. (a)                                     100              2
Southwest Airlines Co.                                        830             11
                                                                       ---------
                                                                              13
APPAREL MANUFACTURERS - 0.1%
Jones Apparel Group, Inc.                                     200              7

AUTO MANUFACTURING - 0.2%
PACCAR, Inc.                                                  150             10

BANKS - 4.8%
Bank of America Corp.                                       4,000            173
Bank of New York Co., Inc.                                    800             23
BB&T Corp.                                                    600             24
Fifth Third Bancorp                                           600             30
National City Corp.                                           700             27
North Fork Bancorporation, Inc.                               200              9
Suntrust Banks, Inc.                                          300             21
                                                                       ---------
                                                                             307
BIOTECHNOLOGY - 1.5%
Allergan, Inc.                                                100              7
Biogen Idec, Inc. (a)                                         475             29
Chiron Corp. (a)                                              200              9
Forest Laboratories, Inc. (a)                                 400             18
Genzyme Corp. (a)                                             200             11
Gilead Sciences, Inc. (a)                                     400             15
MedImmune, Inc. (a)                                           200              5
                                                                       ---------
                                                                              94
BROADCASTING - 0.3%
Clear Channel Communications, Inc.                            600             19

CHEMICALS - 1.7%
Air Products & Chemicals, Inc.                                200             11
Amgen, Inc. (a)                                             1,200             67
Engelhard Corp.                                               200              6
Praxair, Inc.                                                 400             17
Sigma-Aldrich Corp.                                           100              6
                                                                       ---------
                                                                             107
COMPUTERS - 8.8%
Citrix Systems, Inc. (a)                                      225              4
Corning, Inc. (a)                                           1,480             16
Dell, Inc. (a)                                              2,400             85
EMC Corp. (a)                                               2,400             28
Intel Corp.                                                 6,255            125
International Business Machines Corp.                       1,650            141
Intuit, Inc. (a)                                              200              9
Lexmark International, Inc. (a)                               150             13
National Instruments Corp.                                    100              3
Network Appliance, Inc. (a)                                   200              5
Novell, Inc. (a)                                              400              3
Oracle Corp. (a)                                            4,940             56

SunGard Data Systems, Inc. (a)                                300              7
Symantec Corp. (a)                                            400             22
Yahoo!, Inc. (a)                                            1,300             44
                                                                       ---------
                                                                             561
CONSTRUCTION - 0.4%
Centex Corp.                                                  200             10
D. R. Horton, Inc.                                            150              5
Lennar Corp.                                                  200             10
                                                                       ---------
                                                                              25
CONSUMER PRODUCTS - 1.1%
Black & Decker Corp.                                          100              8
Clorox Co.                                                    300             16
Kimberly-Clark Corp.                                          500             32
Newell Rubbermaid, Inc.                                       500             10
Whirlpool Corp.                                               100              6
                                                                       ---------
                                                                              72
ELECTRICAL EQUIPMENT - 1.5%
American Power Conversion Corp.                               220              4
Emerson Electric Co.                                          400             25
Molex, Inc.                                                   200              6
Sanmina Corp. (a)                                             600              4
Tyco International, Ltd.                                    1,910             58
                                                                       ---------
                                                                              97
ELECTRONICS - 4.6%
Adobe Systems, Inc.                                           200             10
Applied Materials, Inc. (a)                                 1,600             26
Broadcom Corp., Class A (a)                                   300              8
Cisco Systems, Inc. (a)                                     6,555            120
Electronic Arts, Inc. (a)                                     400             18
JDS Uniphase Corp. (a)                                      1,600              5
Johnson Controls, Inc.                                        200             11
Juniper Networks, Inc. (a)                                    600             14
Linear Technology Corp.                                       300             11
Maxim Integrated Products, Inc.                               350             15
NVIDIA Corp. (a)                                              100              1
Rockwell Automation, Inc.                                     100              4
SPX Corp.                                                     200              7
Texas Instruments, Inc.                                     1,700             37
Xilinx, Inc.                                                  300              8
                                                                       ---------
                                                                             295
ENERGY & UTILITIES - 7.5%
AES Corp. (a)                                                 700              7
Anadarko Petroleum Corp.                                      250             17
Apache Corp.                                                  400             20
Baker Hughes, Inc.                                            300             13
BJ Services Co.                                               200             10
BP Amoco plc ADR                                            3,525            203
Burlington Resources, Inc.                                    400             16
Calpine Corp. (a)                                             300              1
ConocoPhillips                                                700             58
Devon Energy Corp.                                            300             21
Diamond Offshore Drilling, Inc.                               200              7
Equitable Resources, Inc.                                     135              7
KeySpan Corp.                                                 200              8
Kinder Morgan, Inc.                                           200             13
Newfield Exploration Co. (a)                                  100              6
NiSource, Inc.                                                300              6
Noble Corp. (a)                                               200              9
Noble Energy, Inc.                                            100              6
Pepco Holdings, Inc.                                          100              2
Pioneer Natural Resources Co.                                 200              7
Pogo Producing Co.                                            100              5

Puget Energy, Inc.                                            100              2
Questar Corp.                                                 200              9
Smith International, Inc. (a)                                 100              6
The Williams Cos., Inc.                                       500              6
Transocean, Inc. (a)                                          200              7
Western Gas Resources, Inc.                                   100              3
XTO Energy, Inc.                                              150              5
                                                                       ---------
                                                                             480
ENTERTAINMENT - 3.0%
Comcast Corp., Class A (a)                                  2,200             62
Time Warner, Inc. (a)                                       4,450             72
Viacom, Inc.                                                1,700             57
                                                                       ---------
                                                                             191
FINANCIAL - DIVERSIFIED - 12.4%
AMBAC Financial Group, Inc.                                   100              8
American Express Co.                                        1,200             62
Capital One Financial Corp.                                   300             22
Citigroup, Inc.                                             5,000            221
Fannie Mae                                                    900             57
Freddie Mac                                                   700             46
MBNA Corp.                                                  1,200             30
Mellon Financial Corp.                                        400             11
Merrill Lynch & Co.                                           900             45
MetLife, Inc.                                                 700             27
Moody's Corp.                                                 200             15
Northern Trust Corp.                                          200              8
SLM Corp.                                                     600             27
State Street Corp.                                            300             13
Synovus Financial Corp.                                       390             10
Wachovia Corp.                                              1,300             61
Washington Mutual, Inc.                                       800             31
Wells Fargo & Co.                                           1,660             99
                                                                       ---------
                                                                             793
FINANCIAL SERVICES - 0.7%
Charles Schwab Corp.                                        1,400             13
Golden West Financial Corp.                                   200             22
Principal Financial Group                                     300             11
                                                                       ---------
                                                                              46
FOODS - 4.7%
Bunge, Ltd.                                                   100              4
Campbell Soup Co.                                             400             11
Coca-Cola Co.                                               2,400             97
General Mills, Inc.                                           300             13
H.J. Heinz Co.                                                300             11
Kellogg Co.                                                   449             19
McCormick & Co., Inc.                                         100              3
Pepsi Bottling Group, Inc.                                    100              3
PepsiCo, Inc.                                               1,650             80
Sara Lee Corp.                                                850             19
SUPERVALU, Inc.                                               100              3
Sysco Corp.                                                   710             21
Wm.Wrigley Jr. Co.                                            300             19
                                                                       ---------
                                                                             303
HEALTH CARE - 12.2%
Baxter International, Inc.                                    600             19
Becton, Dickinson & Co.                                       250             13
Biomet, Inc.                                                  200              9
Boston Scientific Corp. (a)                                   800             32
Cardinal Health, Inc.                                         500             22
Eli Lilly & Co.                                             1,100             66
Express Scripts, Inc. (a)                                     100              7
Guidant Corp.                                                 400             26

Health Management Associates, Inc., Class A                   100              2
Johnson & Johnson, Inc.                                     2,900            163
Laboratory Corporation of America Holdings (a)                225             10
Medtronic, Inc.                                             1,200             62
Mylan Laboratories, Inc.                                      150              3
Pfizer, Inc.                                                7,450            229
Quest Diagnostics, Inc.                                       100              9
St. Jude Medical, Inc. (a)                                    200             15
Stryker Corp.                                                 520             25
UnitedHealth Group, Inc.                                      600             44
WellPoint Health Networks, Inc. (a)                           200             21
                                                                       ---------
                                                                             777
HOTELS & MOTELS - 0.2%
Marriott International, Inc., Class A                         200             10

INSURANCE - 5.0%
American International Group, Inc.                          2,565            173
Anthem, Inc. (a)                                              100              9
Fidelity National Financial Corp.                             300             11
Hartford Financial Services Group, Inc.                       300             19
Marsh & McLennan Cos., Inc.                                   500             23
MBIA, Inc.                                                    200             12
Progressive Corp.                                             200             17
The Allstate Corp.                                            700             34
The St. Paul Travelers Cos., Inc.                             670             22
                                                                       ---------
                                                                             320
INVESTMENT BANKING & BROKERAGE - 0.9%
T. Rowe Price Group, Inc.                                     170              9
The Goldman Sachs Group, Inc.                                 500             46
                                                                       ---------
                                                                              55
LEISURE - 0.3%
Harley-Davidson, Inc.                                         300             18

MANUFACTURING - 5.7%
3M Co.                                                        800             63
American Standard Cos., Inc. (a)                              300             12
Bausch & Lomb, Inc.                                           100              7
Cintas Corp.                                                  135              6
Dana Corp.                                                    100              2
Deere & Co.                                                   300             19
Donaldson Co., Inc.                                           100              3
Dover Corp.                                                   300             12
Eaton Corp.                                                   200             13
Gentex Corp.                                                  105              4
Illinois Tool Works, Inc.                                     300             27
Ingersoll-Rand Co.                                            200             14
Mattel, Inc.                                                  570             10
Nucor Corp.                                                   100              9
Parker Hannifin Corp.                                         100              6
Procter & Gamble Co.                                        2,502            134
Sealed Air Corp. (a)                                          100              5
Smurfit-Stone Container Corp. (a)                             600             12
Sonoco Products Co.                                           100              3
Worthington Industries, Inc.                                  100              2
                                                                       ---------
                                                                             363
OFFICE EQUIPMENT & SUPPLIES - 0.1%
Pitney Bowes, Inc.                                            200              9

PERSONAL CARE - 1.5%
Avon Products, Inc.                                           400             17
Colgate-Palmolive Co.                                         560             25
Gillette Co.                                                1,000             42

The Estee Lauder Cos., Inc., Class A                          300             13
                                                                       ---------
                                                                              97
PHARMACEUTICALS - 0.4%
McKesson Corp.                                                400             10
Zimmer Holdings, Inc. (a)                                     200             16
                                                                       ---------
                                                                              26
PUBLISHING - 1.0%
Dow Jones & Co., Inc.                                         100              4
Gannett Co., Inc.                                             310             26
McGraw-Hill Cos., Inc.                                        200             16
New York Times Co.                                            200              8
Tribune Co.                                                   300             12
                                                                       ---------
                                                                              66
RAILROADS - 0.4%
CSX Corp.                                                     400             13
Norfolk Southern Corp.                                        500             15
                                                                       ---------
                                                                              28
REAL ESTATE - 0.1%
The St. Joe Co.                                               120              6

RESTAURANTS - 1.1%
McDonald's Corp.                                            1,200             34
Starbucks Corp. (a)                                           400             18
YUM! Brands, Inc.                                             400             16
                                                                       ---------
                                                                              68
RETAIL - 7.4%
AutoZone, Inc. (a)                                            100              8
Bed Bath & Beyond, Inc. (a)                                   300             11
Best Buy & Co., Inc.                                          400             22
Chico's FAS, Inc. (a)                                         105              4
Coach, Inc. (a)                                               300             13
Costco Wholesale Corp.                                        400             17
CVS Corp.                                                     430             18
Dollar General Corp.                                          400              8
eBay, Inc. (a)                                                600             54
Fastenal Co.                                                  120              7
Hasbro, Inc.                                                  100              2
Home Depot, Inc.                                            2,165             84
Limited, Inc.                                                 325              7
Lowe's Cos., Inc.                                             800             43
Masco Corp.                                                   515             18
Michaels Stores, Inc.                                         100              6
Nordstrom, Inc.                                               100              4
RadioShack Corp.                                              235              7
Staples, Inc.                                                 530             16
Target Corp.                                                  900             41
The Gap, Inc.                                                 868             16
The TJX Cos., Inc.                                            500             11
Tiffany & Co.                                                 300              9
Walgreen Co.                                                1,000             36
Whole Foods Market, Inc.                                      100              9
                                                                       ---------
                                                                             471
SERVICES - 2.6%
Apollo Group, Inc., Class A (a)                               200             15
ARAMARK Corp.                                                 400             10
Career Education Corp. (a)                                    200              6
Cendant Corp.                                               1,000             22
Ecolab, Inc.                                                  200              6
Expeditors International of Washington, Inc.                  200             10
Fair Isaac & Co., Inc.                                        300              9
First Data Corp.                                              800             34
Fiserv, Inc. (a)                                              400             14

Monster Worldwide, Inc. (a)                                   100              2
Omnicom Group, Inc.                                           200             15
Pall Corp.                                                    100              2
Paychex, Inc.                                                 400             12
Unisys Corp. (a)                                              700              7
Viad Corp.                                                     31              1
                                                                       ---------
                                                                             165
TELECOMMUNICATIONS - 5.8%
Lucent Technologies, Inc. (a)                               5,000             16
Motorola, Inc.                                              2,300             41
Nextel Communications, Inc. (a)                             1,200             29
QUALCOMM, Inc.                                              1,550             61
SBC Communications, Inc.                                    3,180             83
Scientific-Atlanta, Inc.                                      200              5
Sprint Corp.                                                1,517             31
Verizon Communications, Inc.                                2,650            103
                                                                       ---------
                                                                             369
                                                                       ---------
TOTAL COMMON STOCKS                                                        6,375
Cost: $6,223

SECURITY, RATE, MATURITY DATE                                         PRINCIPAL ($)    VALUE ($)
-----------------------------                                         -------------    ---------
REPURCHASE AGREEMENTS - 0.2%
Fifth Third Bank, 1.65%, 10/01/04
(Proceeds at maturity $12, collateralized by
Federal National Mortgage Association security, 6.50%, 03/01/19)
Cost: $12                                                                        12           12
                                                                                       ---------
TOTAL INVESTMENTS - 100.1%                                                                 6,387
Cost: $6,235 (b)

Percentages indicated are based on net assets of $6,383.

(a)   Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $26. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation      $   457
        Unrealized depreciation         (331)
                                     -------
        Net unrealized appreciation  $   126

CITIZENS SMALL CAP VALUE FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004 ($ X 1,000)
(UNAUDITED)

SECURITY                                                    SHARES     VALUE ($)
--------                                                    ------     ---------
COMMON STOCKS - 93.9%

AIRLINES - 3.5%
MAIR Holdings, Inc. (a)                                      6,260            51

BANKS - 3.1%
Bank Mutual Corp.                                            1,825            22
NewAlliance Bancshares, Inc.                                 1,520            22
                                                                       ---------
                                                                              44

BIOTECHNOLOGY - 2.5%
Harvard Bioscience, Inc. (a)                                 3,458            15
Meridian Bioscience, Inc.                                    1,570            21
                                                                       ---------
                                                                              36

COMPUTERS - 5.6%
Blue Martini Software, Inc. (a)                              6,195            17
Computer Horizons Corp. (a)                                  9,026            39
Techteam Global, Inc. (a)                                      764             7
Tier Technologies, Inc. (a)                                  1,785            17
                                                                       ---------
                                                                              80

CONSTRUCTION - 1.0%
Champion Enterprises (a)                                     1,354            14

EDUCATION - 1.2%
Corinthian Colleges, Inc. (a)                                1,245            17

ELECTRONICS - 4.2%
Cabot Microelectronics Corp. (a)                               380            14
Lakeland Industries, Inc. (a)                                  907            16
Optical Communication Products, Inc. (a)                     7,723            17
Selectica, Inc. (a)                                          3,783            14
                                                                       ---------
                                                                              61

ENERGY & UTILITIES - 9.0%
Cambior, Inc. (a)                                            9,292            29
Coeur d' Alene Mines Corp. (a)                               3,015            14
Forest Oil Corp. (a)                                         1,020            31
Global Industries Ltd. (a)                                   2,251            14
Pogo Producing Co.                                             347            16
UGI Corp.                                                      700            26
                                                                       ---------
                                                                             130

FINANCIAL - DIVERSIFIED - 1.4%
Commercial Federal Corp.                                       750            20

FOODS - 4.2%
American Italian Pasta Co.                                     575            15
Chiquita Brands International, Inc. (a)                      1,220            21
Sanderson Farms, Inc.                                          718            24
                                                                       ---------
                                                                              60

HEALTH CARE - 2.6%
Cross Country Healthcare, Inc. (a)                             735            11
CV Therapeutics, Inc. (a)                                      900            11
Vical, Inc. (a)                                              2,950            15
                                                                       ---------
                                                                              37

INSURANCE - 2.1%
Allmerica Financial Corp. (a)                                  235             6
Delphi Financial Group                                         425            17
Max Re Capital Ltd.                                            350             7
                                                                       ---------
                                                                              30

MANUFACTURING - 12.9%
Circor International, Inc.                                     500            10
Compass Minerals International, Inc.                         1,780            41
Constar International, Inc. (a)                              3,554            18
Crown Holdings, Inc. (a)                                     2,735            28
Microtune, Inc. (a)                                          4,374            23
Omnova Solutions, Inc. (a)                                   3,220            19
RC2 Corp. (a)                                                  450            15
Silgan Holdings, Inc.                                          285            13
Thomas Industries, Inc.                                        621            19
                                                                       ---------
                                                                             186

MULTIMEDIA - 1.3%
Insight Communications Co., Inc. (a)                         2,170            19

PERSONAL CARE - 0.7%
Steiner Leisure Ltd. (a)                                       450            10

PHARMACEUTICALS - 1.3%
A.P. Pharma, Inc. (a)                                           10            --
Noven Pharmaceuticals, Inc. (a)                                583            12
Par Pharmaceutical Cos., Inc. (a)                              182             7
                                                                       ---------
                                                                              19

REAL ESTATE - 6.5%
American Financial Realty Trust                              1,370            19
Capital Lease Funding, Inc.                                    625             7
Saxon Capital, Inc. (a)                                      1,326            28
Sunterra Corp. (a)                                           1,315            13
Washington Real Estate Investment Trust                        880            27
                                                                       ---------
                                                                              94

RESTAURANTS - 0.9%
Champps Entertainment, Inc. (a)                              1,510            13

RETAIL - 6.5%
Bon-Ton Stores                                                 819            10
Claire's Stores, Inc.                                          570            14
Department 56, Inc. (a)                                        923            15
Hancock Fabrics, Inc.                                        1,547            19
Rocky Shoes & Boots, Inc. (a)                                1,135            19
Too, Inc. (a)                                                  868            16
                                                                       ---------
                                                                              93

SERVICES - 18.3%
Chemed Corp.                                                   925            53
Digital Generation Systems, Inc. (a)                        25,647            32
Dycom Industries, Inc. (a)                                   1,150            33
eSPEED, Inc. (a)                                             3,750            37
Hawaiian Electric Industries, Inc.                             600            16
IKON Office Solutions, Inc.                                  1,030            12
On Assignment, Inc. (a)                                      3,440            15
Per-Se Technologies, Inc. (a)                                1,550            21
Private Business, Inc. (a)                                  12,504            23
SM&A (a)                                                     1,227             9
Tetra Tech, Inc. (a)                                           804            10
                                                                       ---------
                                                                             261

TELECOMMUNICATIONS - 5.1%
Exar Corp. (a)                                                 476             7
Glenayre Technologies, Inc. (a)                             11,800            21
MRV Communications, Inc. (a)                                11,650            29
Webmethods, Inc. (a)                                         3,164            17
                                                                       ---------
                                                                              74
                                                                       ---------

TOTAL COMMON STOCKS                                                        1,349
Cost: $1,348

SECURITY, RATE, MATURITY DATE                        PRINCIPAL ($)     VALUE ($)
-----------------------------                        -------------     ---------
REPURCHASE AGREEMENTS - 3.5%
Fifth Third Bank, 1.65%, 10/01/04
(Proceeds at maturity $50, collateralized by
Federal National Mortgage Association
security, 7.00%, 09/01/19)
Cost: $50                                                       50            50
                                                                       ---------

TOTAL INVESTMENTS - 97.4%                                                  1,399
Cost: $1,398 (b)

Percentages indicated are based on net assets of $1,437.

(a)   Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $8. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation               $61
Unrealized depreciation               (68)
                                      ---
Net unrealized depreciation           ($7)

CITIZENS VALUE FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004 ($ X 1,000)
(UNAUDITED)

SECURITY                                                    SHARES     VALUE ($)
--------                                                    ------     ---------
COMMON STOCKS - 100.0%

AIR FREIGHT - 2.6%
FedEx Corp.                                                  7,455           639

APPAREL MANUFACTURERS - 1.5%
V.F. Corp.                                                   7,400           366

AUTO MANUFACTURING - 1.2%
PACCAR, Inc.                                                 4,270           295

BANKS - 6.3%
Bank of America Corp.                                       17,770           770
KeyCorp                                                     13,650           431
Suntrust Banks, Inc.                                         5,295           373
                                                                       ---------
                                                                           1,574

CHEMICALS - 1.7%
Amgen, Inc. (a)                                              7,620           432

COMPUTERS - 5.8%
Affiliated Computer Services, Inc. (a)                       5,535           308
Hewlett-Packard Co.                                         22,400           420
Intel Corp.                                                 16,360           328
Veritas Software Corp. (a)                                  21,780           388
                                                                       ---------
                                                                           1,444

CONSTRUCTION - 2.2%
Lafarge North America, Inc.                                  6,670           313
Pulte Corp.                                                  3,950           242
                                                                       ---------
                                                                             555

CONSUMER PRODUCTS - 2.5%
Kimberly-Clark Corp.                                         9,580           619

ELECTRICAL EQUIPMENT - 0.7%
Fisher Scientific International, Inc. (a)                    3,172           185


ELECTRONICS - 0.8%
National Semiconductor Corp. (a)                            13,070           202

ENERGY & UTILITIES - 14.2%
Anadarko Petroleum Corp.                                    10,055           667
Apache Corp.                                                13,090           656
BJ Services Co.                                              9,365           491
ConocoPhillips                                               9,470           784
Devon Energy Corp.                                           2,575           183
Newfield Exploration Co. (a)                                 5,285           324
ONEOK, Inc.                                                 17,875           465
                                                                       ---------
                                                                           3,570

ENTERTAINMENT - 1.6%
Viacom, Inc.                                                12,010           403

FINANCIAL - DIVERSIFIED - 14.1%
Capital One Financial Corp.                                  6,710           496
Countrywide Credit Industries, Inc.                          6,400           252
Freddie Mac                                                  9,950           649
J.P. Morgan Chase & Co.                                     15,320           609
MBNA Corp.                                                  21,090           531
MetLife, Inc.                                               12,850           497

Wachovia Corp.                                              11,220           527
                                                                       ---------
                                                                           3,561

FOODS - 3.1%
Bunge, Ltd.                                                  7,130           285
Coca-Cola Co.                                                6,200           248
Pepsi Bottling Group, Inc.                                   8,915           242
                                                                       ---------
                                                                             775

HEALTH CARE - 7.8%
Baxter International, Inc.                                  16,485           530
Beckman Coulter, Inc.                                        4,190           235
Becton, Dickinson & Co.                                      8,255           427
Cardinal Health, Inc.                                        8,930           391
Dentsply International, Inc.                                 7,020           365
                                                                       ---------
                                                                           1,948

INSURANCE - 7.5%
ACE, Ltd.                                                    6,865           275
Anthem, Inc. (a)                                             6,045           527
Fidelity National Financial Corp.                           13,865           528
The Allstate Corp.                                          11,325           544
                                                                       ---------
                                                                           1,874

MANUFACTURING - 3.4%
Carlisle Cos., Inc.                                          1,900           121
Eaton Corp.                                                  4,905           311
Nucor Corp.                                                  4,480           410
                                                                       ---------
                                                                             842

PHARMACEUTICALS - 1.1%
Watson Pharmaceuticals, Inc. (a)                             9,025           266

PUBLISHING - 1.1%
Gannett Co., Inc.                                            3,360           281

RAILROADS - 1.0%
Norfolk Southern Corp.                                       8,500           253

RESTAURANTS - 3.1%
McDonald's Corp.                                            18,365           515
YUM! Brands, Inc.                                            6,150           250
                                                                       ---------
                                                                             765

RETAIL - 5.5%
CVS Corp.                                                   14,485           610
Masco Corp.                                                 12,055           416
Nieman Marcus Group, Inc., Class A                           6,115           352
                                                                       ---------
                                                                           1,378

SERVICES - 2.4%
Apollo Group, Inc., Class A (a)                              3,400           249
Cendant Corp.                                               11,155           241
Fiserv, Inc. (a)                                             3,185           111
                                                                       ---------
                                                                             601

TELECOMMUNICATIONS - 6.1%
Alltel Corp.                                                 4,140           227
Motorola, Inc.                                              24,480           442
Nextel Communications, Inc. (a)                              8,765           209
Scientific-Atlanta, Inc.                                     8,870           230
Verizon Communications, Inc.                                10,785           425
                                                                       ---------
                                                                           1,533

TRANSPORTATION - 2.7%
J.B. Hunt Transport Services, Inc.                           4,840           180
Ryder System, Inc.                                          10,480           493
                                                                       ---------
                                                                             673
                                                                       ---------

TOTAL COMMON STOCKS                                                       25,034
Cost: $23,045

SECURITY, RATE, MATURITY DATE                        PRINCIPAL ($)     VALUE ($)
-----------------------------                        -------------     ---------
REPURCHASE AGREEMENTS - 2.2%
Fifth Third Bank, 1.65%, 10/01/04
(Proceeds at maturity $546, collateralized by
Federal National Mortgage Association
security, 7.50%, 01/01/30)
Cost: $546                                                     546           546
                                                                       ---------

TOTAL INVESTMENTS - 102.2%                                                25,580
Cost: $23,591 (b)


Percentages indicated are based on net assets of $25,038.

(a)   Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $258. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation           $2,010
Unrealized depreciation             (279)
                                  ------
Net unrealized appreciation       $1,731


CITIZENS GLOBAL EQUITY FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004 ($ X 1,000)
(UNAUDITED)

SECURITY                                                  SHARES         VALUE ($)
--------                                                ----------      ----------
COMMON STOCKS - 97.0%

AUTOMOBILE MANUFACTURING - 4.8%
Bayerische Motoren Werke AG                                 43,000           1,772
Toyota Motor Co.                                            12,000             917
Volvo AB                                                    50,000           1,762
                                                                        ----------
                                                                             4,451
BANKS - 1.4%
Bank of New York Co., Inc.                                  45,000           1,313

BIOTECHNOLOGY - 1.6%
Roche Holding AG                                            14,492           1,501

BROADCASTING - 4.1%
British Sky Broadcasting Group plc                         108,283             940
Clear Channel Communications, Inc.                          37,000           1,153
Viacom, Inc., Class B                                       50,000           1,679
                                                                        ----------
                                                                             3,772
COMPUTERS - 10.9%
First Data Corp.                                            43,000           1,871
Intel Corp.                                                 82,500           1,655
International Business Machines Corp.                       10,000             857
Microsoft Corp.                                             98,000           2,709
NCR Corp. (a)                                               40,000           1,984
SAP AG                                                       6,200             968
                                                                        ----------
                                                                            10,044
CONSTRUCTION - 1.0%
Fluor Corp.                                                 21,000             935

CONSUMER PRODUCTS - 2.0%
Electrolux AB ADR                                           25,000             918
Kimberly - Clark Corp. ADR                                  66,000             967
                                                                        ----------
                                                                             1,885
ELECTRICAL EQUIPMENT - 1.0%
Taiwan Semiconductor Manufacturing Co.
 Ltd. ADR                                                  133,520             953

ENERGY & UTILITIES - 12.3%
Apache Corp.                                                41,300           2,070
BG Group plc ADR                                            58,000           1,974
BP Amoco plc                                               355,955           3,403
Gold Field Ltd. ADR                                        145,000           1,979
Kinder Morgan, Inc.                                         29,500           1,853
                                                                        ----------
                                                                            11,279

ENTERTAINMENT - 2.0%
Comcast Corp., Class A (a)                                  65,000           1,815

FINANCIAL - DIVERSIFIED - 13.2%
American Express Co.                                        35,000           1,801
Bank of America Corp.                                       28,000           1,213
Citigroup, Inc.                                             62,000           2,735
Deutsche Boerse AG                                          36,000           1,825
HBOS plc                                                   145,628           1,969
HSBC Holdings plc ADR                                       10,000             798
Mitsubishi Tokyo Financial Group, Inc.                          62             518
Mitsubishi Tokyo Financial Group, Inc. ADR                 148,000           1,234
                                                                        ----------
                                                                            12,093

FOOD & BEVERAGES - 3.1%
Nestle SA                                                    5,678           1,304
The Coca-Cola Co.                                           39,400           1,578
                                                                        ----------
                                                                             2,882
HEALTH CARE - 12.2%
Beckman Coulter, Inc.                                       33,000           1,852
Boston Scientific Corp. (a)                                 50,000           1,987
Caremark Rx, Inc. (a)                                       32,000           1,026
GlaxoSmithKline ADR                                          2,546             111
GlaxoSmithKline plc                                        104,405           2,254
Novartis AG ADR                                             40,000           1,867
Pfizer, Inc.                                                67,400           2,062
                                                                        ----------
                                                                            11,159
INSURANCE - 2.5%
ING Groep NV                                                91,569           2,314

MANUFACTURING - 6.9%
3M Co.                                                      11,000             880
Komatsu, Ltd.                                              300,000           1,930
L'Air Liquide ADR                                           29,000             910
Rexam plc                                                  118,000             906
Tyco International, Ltd.                                    57,000           1,747
                                                                        ----------
                                                                             6,373
OFFICE EQUIPMENT & SUPPLIES - 4.0%
Avery Dennison Corp.                                        29,000           1,908
Canon, Inc. ADR                                             38,000           1,792
                                                                        ----------
                                                                             3,700
PERSONAL CARE - 4.5%
Colgate-Palmolive Co.                                       33,000           1,491
Henkel KGaA ADR                                             13,000             905
The Estee Lauder Cos., Inc., Class A                        41,000           1,714
                                                                        ----------
                                                                             4,110
RESTAURANTS - 0.9%
Wendy's International, Inc.                                 25,000             840

RETAIL - 0.9%
Kohl's Corp. (a)                                            18,000             867

SERVICES - 1.0%
WPP Group plc                                              100,000             932

TELECOMMUNICATIONS - 6.7%
Nippon Telegraph and Telephone Corp.                        38,000             759
NTT DoCoMo, Inc.                                            49,000             832
Telefonica SA ADR                                           61,000             914
Verizon Communications, Inc.                                46,000           1,811
Vodafone Group plc                                         790,439           1,895
                                                                        ----------
                                                                             6,211
                                                                        ----------
TOTAL COMMON STOCKS                                                         89,429
Cost: $87,430

SECURITY, RATE, MATURITY DATE                         PRINCIPAL ($)      VALUE ($)
-----------------------------                         -------------     ----------
REPURCHASE AGREEMENTS - 2.9%
Fifth Third Bank, 1.65%, 10/01/04
(Proceeds at maturity $2,662, collateralized by
Federal National Mortgage Association
security, 6.50%, 06/01/19)
Cost: $2,662                                                 2,662           2,662
                                                                        ----------



TOTAL INVESTMENTS - 99.9%                                                   92,091
Cost: $90,092 (b)

Percentages indicated are based on net assets of $92,208.

(a)   Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $547. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation        $  5,226
      Unrealized depreciation          (3,774)
                                     --------
      Net unrealized appreciation    $  1,452

ADR - American Depositary Receipt

The fund's portfolio holdings as of September 30, 2004, were distributed among the following countries:

                                             PERCENTAGE OF NET ASSETS
                                   --------------------------------------------
                                                    Short Term
                                     Equity           & Other          Total
                                   ----------       ----------       ----------
France                                    1.0%                              1.0%
Germany                                   5.9%                              5.9%
Israel                                    0.9%                              0.9%
Japan                                     7.8%                              7.8%
Mexico                                    1.0%                              1.0%
Netherlands                               2.5%                              2.5%
South Africa                              2.1%                              2.1%
Spain                                     1.0%                              1.0%
Sweden                                    2.9%                              2.9%
Switzerland                               5.1%                              5.1%
Taiwan                                    1.0%                              1.0%
United Kingdom                           16.5%                             16.5%
United States                            49.3%             2.9%            52.2%
                                   ----------       ----------       ----------
                                         97.0%             2.9%            99.9%

CITIZENS BALANCED FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004 ($ X 1,000)
(UNAUDITED)

SECURITY                                                  SHARES         VALUE ($)
--------                                                ----------      ----------
COMMON STOCKS - 66.8%

AIR FREIGHT 1.6%
FedEx Corp.                                                    600              51

AUTO MANUFACTURING - 1.4%
PACCAR, Inc.                                                   650              45

BANKS - 1.3%
Bank of America Corp.                                        1,000              43

CHEMICALS - 1.3%
Praxair, Inc.                                                1,000              43

COMPUTERS - 4.2%
Automatic Data Processing                                      500              21
Dell, Inc. (a)                                                 900              32
Lexmark International, Inc. (a)                                500              42
Symantec Corp. (a)                                             750              41
                                                                        ----------
                                                                               136

ELECTRONICS - 2.0%
Adobe Systems, Inc.                                            800              40
Cisco Systems, Inc. (a)                                      1,400              25
                                                                        ----------
                                                                                65

ENERGY & UTILITIES - 9.5%
Anadarko Petroleum Corp.                                       400              27
Apache Corp.                                                   550              28
Baker Hughes, Inc.                                             600              26
BJ Services Co.                                                650              33
Burlington Resources, Inc.                                     650              27
ConocoPhillips                                                 550              45
Equitable Resources, Inc.                                      600              33
KeySpan Corp.                                                  500              20
Questar Corp.                                                  800              36
Valero Energy Corp.                                            400              32
                                                                        ----------
                                                                               307

FINANCIAL - DIVERSIFIED - 5.5%
American Express Co.                                           800              41
J.P. Morgan Chase & Co.                                        750              30
MBNA Corp.                                                     900              23
Moody's Corp.                                                  600              43
Wells Fargo & Co.                                              700              42
                                                                        ----------
                                                                               179

FINANCIAL SERVICES - 1.5%
Golden West Financial Corp.                                    450              50

FOODS - 3.0%
Hershey Foods Corp.                                            650              30
McCormick & Co., Inc.                                        1,000              34
Wm.Wrigley Jr. Co.                                             500              32
                                                                        ----------
                                                                                96

HEALTH CARE - 8.0%
Becton, Dickinson & Co.                                        800              41
C.R. Bard, Inc.                                                800              45
Johnson & Johnson, Inc.                                        700              39
Medtronic, Inc.                                                600              31
St. Jude Medical, Inc. (a)                                     300              23

Stryker Corp.                                                  600              29
UnitedHealth Group, Inc.                                       700              52
                                                                        ----------
                                                                               260

HOTELS & MOTELS - 1.0%
Marriott International, Inc., Class A                          650              34

INSURANCE - 2.3%
American International Group, Inc.                             450              31
The Allstate Corp.                                             900              43
                                                                        ----------
                                                                                74

LEISURE - 1.0%
Harley-Davidson, Inc.                                          550              33

MANUFACTURING - 7.4%
3M Co.                                                         550              44
Carlisle Cos., Inc.                                            600              38
Illinois Tool Works, Inc.                                      500              47
Ingersoll-Rand Co.                                             400              27
Pentair, Inc.                                                1,200              42
Procter & Gamble Co.                                           788              43
                                                                        ----------
                                                                               241

PERSONAL CARE - 1.9%
Avon Products, Inc.                                            600              26
Gillette Co.                                                   800              34
                                                                        ----------
                                                                                60

PHARMACEUTICALS - 1.0%
Zimmer Holdings, Inc. (a)                                      400              32

PUBLISHING - 1.1%
McGraw-Hill Cos., Inc.                                         450              36

RESTAURANTS - 1.1%
Starbucks Corp. (a)                                            800              36

RETAIL - 4.2%
CVS Corp.                                                    1,000              42
Nordstrom, Inc.                                                700              27
Staples, Inc.                                                1,400              42
The Gap, Inc.                                                1,350              25
                                                                        ----------
                                                                               136

SERVICES - 2.6%
Ecolab, Inc.                                                 1,400              44
First Data Corp.                                               900              39
                                                                        ----------
                                                                                83

TELECOMMUNICATIONS - 3.9%
Alltel Corp.                                                   700              38
QUALCOMM, Inc.                                               1,200              48
Sprint Corp.                                                 2,000              40
                                                                        ----------
                                                                               126
                                                                        ----------
TOTAL COMMON STOCKS                                                          2,166
Cost: $2,036

SECURITY, RATE, MATURITY DATE                         PRINCIPAL ($)      VALUE ($)
-----------------------------                         -------------     ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
First Horizon Alternative Mortgage
Securities, 4.86%, 06/25/34 (b)                                 23              23
Cost: $23

CORPORATE BONDS - 8.4%

BROADCASTING - 1.3%
Comcast Corp., 5.30%, 01/15/14                                  10              10
Cox Communications, Inc., 4.63%, 06/01/13                       10               9
Emmis Operating Co., 6.88%, 05/15/12                            10              10

Liberty Media Corp., 8.50%, 07/15/29                            10              12
                                                                        ----------
                                                                                41

COMPUTERS - 0.5%
Corning, Inc., 6.20%, 03/15/16                                  15              15

CONSTRUCTION - 0.2%
Toll Brothers, Inc., 4.95%, 03/15/14                             5               5

ELECTRICAL EQUIPMENT - 0.2%
Fairchild Semiconductor, 10.50%, 02/01/09                        5               5

ENERGY & UTILITIES - 0.5%
Valero Energy Corp., 4.75%, 06/15/13                             5               5
XTO Energy, Inc., 6.25%, 04/15/13                               10              11
                                                                        ----------
                                                                                16

FINANCIAL - DIVERSIFIED - 1.9%
American General Finance Corp., 5.38%, 10/01/12                  5               5
CIT Group, Inc., 5.00%, 02/13/14                                10              10
Countrywide Home Loan, 4.125%, 09/15/09                         15              15
Liberty Mutual Group, 5.75%, 03/15/14                           10              10
MBNA America Bank Corp., 4.63%, 09/15/08                        10              10
Riddell Bell Holdings, 8.38%, 10/01/12                          15              15
                                                                        ----------
                                                                                65

INSURANCE - 0.2%
Ace, Ltd., 6.00%, 04/01/07                                       5               5

INVESTMENT BANKING & BROKERAGE - 0.9%
J.P. Morgan Chase & Co., 5.13%, 09/15/14                        15              15
The Goldman Sachs Group, Inc., 5.00%, 10/01/14                  15              15
                                                                        ----------
                                                                                30

MANUFACTURING - 0.2%
American Standard, Inc., 7.38%, 02/01/08                         5               5

OFFICE EQUIPMENT & SUPPLIES - 0.5%
Xerox Corp., 6.88%, 08/15/11                                    15              16

RESTAURANTS - 0.2%
Dominos, Inc., 8.25%, 07/01/11                                   7               8

RETAIL - 0.6%
Kroger Co., 7.50%, 04/01/31                                     10              12
The GAP, Inc., 10.55%, 12/15/08                                  5               6
                                                                        ----------
                                                                                18

TELECOMMUNICATIONS - 1.2%
Directv Holdings, 8.38%, 03/15/13                               10              11
Nextel Communications, Inc.,
  5.95%, 03/15/14                                               10              10
  7.38%, 08/01/15                                               10              11
Verizon Global Funding Corp., 4.38%, 06/01/13                   10              10
                                                                        ----------
                                                                                42
                                                                        ----------
TOTAL CORPORATE BONDS                                                          271
Cost: $271

FOREIGN GOVERNMENT BONDS - 0.4%
United Mexican States, 6.75%, 09/27/34                          15              14
Cost: $15

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.2%

FEDERAL HOME LOAN BANK - 0.9%
3.38%, 07/21/08                                                 30              30

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.7%
2.88%, 09/15/05                                                  3               3
3.25%, 02/25/08                                                  4               4
4.25%, 05/04/09                                                 10              10
4.50%, 01/15/13                                                  9               9
5.50%, 10/01/18                                                 90              92
                                                                        ----------
                                                                               118

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.6%
1.88%, 12/15/04                                                  6               6
3.25%, 01/15/08                                                  9               9
5.25%, 01/15/09                                                 14              15
6.38%, 06/15/09                                                  3               3
4.38%, 09/15/12                                                  4               4
4.50%, 12/01/18                                                 18              19
6.50%, 07/01/32                                                  4               4
6.00%, 11/01/32                                                  5               5
5.50%, 03/01/33                                                 35              36
5.50%, 04/01/33                                                 17              17
                                                                        ----------
                                                                               118
                                                                        ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                       266
Cost: $265

U.S. TREASURY NOTES - 3.9%
6.50%, 02/15/10                                                100             115
4.75%, 05/15/14                                                 10              10
                                                                        ----------
Cost: $122                                                                     125

REPURCHASE AGREEMENTS - 11.6%
Fifth Third Bank, 1.65%, 10/01/04
(Proceeds at maturity $375, collateralized by
Federal National Mortgage Association security,
6.50%, 03/01/19)
Cost: $375                                                     375             375
                                                                        ----------

TOTAL INVESTMENTS - 100.0%                                                   3,240
Cost: $3,107 (c)

Percentages indicated are based on net assets of $3,240.

(a)   Non-income producing security.

(b) Variable rate security. The rate presented represents the rate in effect at September 30, 2004.

(c) Represents cost for financial reporting and federal income tax purposes. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation        $    158
      Unrealized depreciation             (25)
                                     --------
      Net unrealized appreciation    $    133

CITIZENS INCOME FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                                        PRINCIPAL ($)      VALUE ($)
-----------------------------                                        -------------      ---------
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%

First Horizon Alternative Mortgage
  Securities, 4.86%, 06/25/34 (a)                                            1,827          1,848
Cost: $1,853

CORPORATE BONDS - 55.6%

BROADCASTING - 10.6%
Comcast Corp.,
  5.85%, 01/15/10                                                            1,000          1,064
  5.30%, 01/15/14                                                              990            992
Cox Communications, Inc.,
  7.13%, 10/01/12                                                            1,000          1,085
  4.63%, 06/01/13                                                              990            913
Emmis Operating Co., 6.88%, 05/15/12                                           990          1,027
Liberty Media Corp., 8.50%, 07/15/29                                           990          1,120
                                                                                        ---------
                                                                                            6,201
COMPUTERS - 1.7%
Corning, Inc., 6.20%, 03/15/16                                                 985            968

CONSTRUCTION - 1.7%
Toll Brothers, Inc., 4.95%, 03/15/14 (b)                                       995            972

ELECTRICAL EQUIPMENT - 2.7%
Fairchild Semiconductor, 10.50%, 02/01/09                                      495            530
Flextronics International, Ltd., 6.50%, 05/15/13 (b)                         1,000          1,022
                                                                                        ---------
                                                                                            1,552
ENERGY & UTILITIES - 4.0%
Valero Energy Corp., 4.75%, 06/15/13                                           995            975
XTO Energy, Inc.,
  6.25%, 04/15/13                                                              990          1,084
  4.90%, 02/01/14                                                              250            249
                                                                                        ---------
                                                                                            2,308
FINANCIAL - DIVERSIFIED - 10.4%
American General Finance Corp., 5.38%, 10/01/12                                995          1,038
CIT Group, Inc., 5.00%, 02/13/14                                               990            986
Countrywide Home Loan, 4.13%, 09/15/09                                         985            983
Liberty Mutual Group, 5.75%, 03/15/14                                          990            984
MBNA America Bank Corp., 4.63%, 09/15/08                                       990          1,013
Riddell Bell Holdings, 8.38%, 10/01/12                                         985          1,001
                                                                                        ---------
                                                                                            6,005
INSURANCE - 1.8%
Ace, Ltd., 6.00%, 04/01/07                                                     995          1,054

INVESTMENT BANKING & BROKERAGE - 3.4%
J.P. Morgan Chase & Co., 5.13%, 09/15/14                                       985            991
The Goldman Sachs Group, Inc., 5.00%, 10/01/14                                 985            974
                                                                                        ---------
                                                                                            1,965
MANUFACTURING - 1.9%
American Standard, Inc., 7.38%, 02/01/08                                       995          1,087

OFFICE EQUIPMENT - 1.8%
Xerox Corp., 6.88%, 08/15/11                                                   985          1,029

PHARMACEUTICALS - 1.9%

AmerisourceBergen Corp., 8.13%, 09/01/08                   1,000          1,110

RESTAURANTS - 1.3%
Dominos, Inc., 8.25%, 07/01/11                               722            782

RETAIL - 4.1%
Kroger Co., 7.50%, 04/01/31                                  990          1,149
The GAP, Inc., 10.55%, 12/15/08                              995          1,219
                                                                      ---------
                                                                          2,368
TELECOMMUNICATIONS - 8.3%
Directv Holdings, 8.38%, 03/15/13                            990          1,126
Nextel Communications, Inc.,
  5.95%, 03/15/14                                            490            480
  7.38%, 08/01/15                                            990          1,064
Verizon Global Funding Corp.
  7.38%, 09/01/12                                          1,000          1,168
  4.38%, 06/01/13                                            990            953
                                                                      ---------
                                                                          4,791
                                                                      ---------
TOTAL CORPORATE BONDS                                                    33,138
Cost: $31,547

FOREIGN GOVERNMENT BONDS - 1.6%
United Mexican States, 6.75%, 09/27/34                       985            946
Cost: $970

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.6%
4.25%, 05/04/09                                              990            995
4.00%, 06/15/13                                            2,739          2,761
6.25%, 11/14/13                                            1,000          1,038
3.50%, 03/15/14                                            2,351          2,344
5.50%, 10/01/18                                            1,837          1,900
                                                                      ---------
                                                                          9,038
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.0%
2.75%, 08/11/06                                            1,000          1,000
5.00%, 11/17/11                                            1,000          1,003
4.50%, 12/01/18                                            1,810          1,809
6.50%, 08/01/31                                              774            812
6.00%, 08/01/32                                              766            794
5.50%, 04/01/33                                            3,815          3,874
                                                                      ---------
                                                                          9,292
                                                                      ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                 18,330
Cost: $18,347

U.S. TREASURY NOTES - 5.8%
6.50%, 02/15/10                                            2,000          2,295
4.75%, 05/15/14                                              990          1,039
                                                                      ---------
TOTAL U.S. TREASURY NOTES                                                 3,334
Cost: $3,247

REPURCHASE AGREEMENTS - 1.6%
Fifth Third Bank, 1.65%, 10/01/04
(Proceeds at maturity $953, collateralized by
Federal National Mortgage Association securities
6.50%, 06/01/19,
7.00%, 09/01/19)                                             952            952
Cost $952                                                             ---------
                                                                         57,602
TOTAL INVESTMENTS - 99.4%
Cost: $56,916 (c)

Percentages indicated are based on net assets of $57,945.

(a) Variable rate security. The rate presented represents the rate in effect at September 30, 2004.

(b)   Rule 144A security.

(c) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $25. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation        $1,072
      Unrealized depreciation          (411)
                                     ------
      Net unrealized appreciation    $  661

CITIZENS ULTRA SHORT BOND FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                                        PRINCIPAL ($)      VALUE ($)
-----------------------------                                        -------------      ---------
CORPORATE BONDS - 75.9%

AUTOMOTIVE FINANCE - 31.7%
American Honda Finance, 1.88%, 08/15/06 (a) (b)                                350            350
BMW Vehicle Owner Trust, 1.94%, 02/25/07                                       232            231
Capital Auto Receivables Asset Trust, 1.81%, 01/16/06 (a)                      235            235
GS Auto Loan Trust, 2.08%, 04/16/07                                            250            250
Harley-Davidson Motorcycle Trust, 1.34%, 01/15/08                               70             70
Honda Auto Receivables Owner Trust, 2.16%, 10/21/08                            200            197
Toyota Auto Receivables Owner Trust,
  1.69%, 03/15/07                                                              235            234
  4.39%, 05/15/09                                                              100            102
USAA Auto Owners Trust, 1.58%, 06/15/07                                        250            249
Volkswagen Alt, 2.36%, 12/20/05                                                 80             80
Volkswagen Credit, Inc., 1.88%, 07/21/05                                       250            249
                                                                                        ---------
                                                                                            2,247
BANKS - 6.4%
Bank of America Corp.
  7.88%, 05/16/05                                                              100            103
  4.75%, 10/15/06                                                              100            103
Wells Fargo Co., 1.98%, 03/24/05 (a)                                           250            251
                                                                                        ---------
                                                                                              457
BROADCASTING - 3.1%
TCI Communications, 8.00%, 08/01/05                                            210            222

COMPUTERS - 2.9%
Hewlett-Packard Co., 7.15%, 06/15/05                                           200            207

FINANCIAL - DIVERSIFIED - 19.7%
American Express Co.,
  1.95%, 09/19/06 (a)                                                          300            299
  7.20%, 09/17/07                                                              100            102
American General Finance,
  7.45%, 01/15/05                                                               50             51
  3.00%, 11/15/06                                                              250            249
CIT Group, Inc., 2.14%, 09/20/07                                               250            250
Citibank Credit Card Master Trust, 6.65%, 11/15/06                             150            151
Citicorp, 7.63%, 05/01/05                                                       50             52
Merrill Lynch & Co., 1.84%, 04/28/05 (a)                                       250            250
                                                                                        ---------
                                                                                            1,404
INSURANCE - 3.5%
Met Life Global Funding, 1.93%, 08/28/06 (a) (b)                               250            250

PHARMACEUTICALS - 1.4%
Pfizer, Inc., 3.63%, 11/01/04                                                  100            100

TELECOMMUNICATIONS - 7.2%
CBS Corp., 7.15%, 05/20/05                                                     150            154
Chesapeake (Bell Atlantic Virginia), 6.13%, 07/15/05                           100            103
Cox Communications Inc., 6.88%, 06/15/05                                       250            256
                                                                                        ---------
                                                                                              513
                                                                                        ---------
TOTAL CORPORATE BONDS                                                                       5,400
Cost: $5,416

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.7%
5.83%, 02/09/06                                                                100            104
2.41%, 10/27/06 (a)                                                            300            300
                                                                                        ---------
                                                                                              404
STUDENT LOAN MARKETING ASSOCIATION - 3.5%
1.68%, 10/25/08                                                                250            250
                                                                                        ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                      654
Cost: $654

REPURCHASE AGREEMENTS - 14.5%
Fifth Third Bank, 1.65%, 10/01/04
(Proceeds at maturity $1,029, collateralized by
Federal National Mortgage Association securities 6.50,
03/01/18, 6.50%, 01/01/19, 7.00%, 09/01/19, 7.50%, 01/01/30)
Cost $1,029                                                                  1,029          1,029
                                                                                        ---------
TOTAL INVESTMENTS - 99.6%                                                                   7,083
Cost: $7,099 (c)

Percentages indicated are based on net assets of $7,114.

(a) Variable rate security. The rate presented represents the rate in effect at September 30, 2004.

(b)   Rule 144A security.

(c) Represents cost for financial reporting and federal income tax purposes. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation        $  8
      Unrealized depreciation         (24)
                                     ----
      Net unrealized depreciation    ($16)

CITIZENS MONEY MARKET FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                                        PRINCIPAL ($)      VALUE ($)
-----------------------------                                        -------------      ---------
CERTIFICATES OF DEPOSIT - 5.7%

City National Bank of New Jersey, 1.50%, 03/15/05 (a)                          100            100
Independence Federal Savings Bank, 1.95%, 03/26/05 (a)                         100            100
Mercantile Safe Deposit and Trust, 1.15%, 10/29/04                           5,000          5,000
Self Help Credit Union, 1.44%, 03/13/05 (a)                                    100            100
                                                                                        ---------
TOTAL CERTIFICATES OF DEPOSIT                                                               5,300
Cost: $5,300

COMMERCIAL PAPER - 80.5%
American General Finance Corp., 1.68%, 10/07/04                              4,500          4,499
Atlantis One Funding Corp., 1.43%, 11/08/04 (b)                              4,500          4,493
Blue Ridge Asset Funding, 1.65%, 10/05/04 (b)                                4,372          4,371
Charta Corp., 1.61%, 10/20/04                                                4,500          4,496
Citicorp, 1.85%, 12/21/04                                                    4,500          4,481
Coca Cola Co., 1.57%, 10/04/04                                               4,500          4,499
Cooperative Association of Tractor Dealers,
   1.28%, 10/22/04                                                           4,500          4,497
   1.51%, 11/12/04                                                           3,718          3,711
   1.72%, 12/06/04                                                             769            767
Fountain Square Commercial Funding, 1.60%, 11/10/04 (b)                      4,500          4,492
Galaxy Funding Corp., 1.60%, 11/10/04 (b)                                    4,500          4,492
Galleon Capital Corp., 1.80%, 11/02/04 (b)                                   4,500          4,494
Goldman Sachs Group, 1.90%, 02/14/05                                         4,485          4,453
ING America Insurance, 1.87%, 12/20/04                                       4,500          4,481
Marsh & McLennan, 1.55%, 10/06/04                                            4,500          4,499
Metlife Funding, 1.70%, 11/08/04                                             4,500          4,492
Pfizer, Inc., 1.14%, 10/13/04                                                4,000          3,998
UBS Finance Corp., 1.88%, 10/01/04                                           3,141          3,141
                                                                                        ---------
TOTAL COMMERCIAL PAPER                                                                     74,356
Cost: $74,356

CORPORATE BONDS - 3.8%
Pelican Capital LLC, 1.94%, 04/01/28 (c)                                       520            520
Redding Life Care LLC, 1.89%, 10/01/05 (c)                                   3,000          3,000
                                                                                        ---------
TOTAL CORPORATE BONDS                                                                       3,520
Cost: $3,520

MUNICIPAL NOTES - 3.8%
New York State Housing Finance Agency, 1.83%, 11/15/29 (c)                   3,500          3,500
Cost $3,500

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
Student Loan Marketing Association, 1.81%, 10/21/04 (c)                      4,000          4,000
Cost $4,000
                                                                                        ---------
TOTAL INVESTMENTS - 98.1%                                                                  90,676
Cost: $90,676 (d)

Percentages indicated are based on net assets of $92,399.

(a) Restricted security which may not be publicly sold without registration under the Securities Act of 1933.

(b)   Rule 144A security.

(c) Variable rate security. The rate presented represents the rate in effect at September 30, 2004.

(d)   Represents cost for financial reporting and federal income tax purposes.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS                                  UNAUDITED

ORGANIZATION

Citizens Funds (the "Trust"), a Massachusetts Business Trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust offers the following funds (individually a "fund," collectively the "funds"):

FUND                                  SHORT NAME                   FUND                             SHORT NAME
----                                  ----------                   ----                             ----------
CITIZENS SMALL CAP CORE GROWTH FUND   Small Cap Core Growth Fund   CITIZENS GLOBAL EQUITY FUND      Global Equity Fund
CITIZENS EMERGING GROWTH FUND         Emerging Growth Fund         CITIZENS BALANCED FUND           Balanced Fund
CITIZENS CORE GROWTH FUND             Core Growth Fund             CITIZENS INCOME FUND             Income Fund
CITIZENS 300 FUND                     300 Fund                     CITIZENS ULTRA SHORT BOND FUND   Ultra Short Bond Fund
CITIZENS SMALL CAP VALUE FUND         Small Cap Value Fund         CITIZENS MONEY MARKET FUND       Money Market Fund
CITIZENS VALUE FUND                   Value Fund

The funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The Emerging Growth Fund, Core Growth Fund, and Global Equity Fund currently offer three classes of shares: Standard shares, Institutional shares and Administrative shares. The Money Market Fund offers two classes of shares: Standard shares and Institutional shares. The Small Cap Core Growth Fund, 300 Fund, Small Cap Value Fund, Value Fund, Balanced Fund, Income Fund and Ultra Short Bond Fund offer one class of shares: Standard shares. Each class of shares in the funds has identical rights and privileges except with respect to fees paid under class-specific agreements, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATION Equity securities are generally valued at the last sale price on the primary exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are valued, or lacking any sales, at the last available bid price for domestic securities and halfway between the bid and ask price for international securities. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. Fixed-income investments generally are valued at the bid price for securities. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied valuations and valuations based upon analysis of market data or other factors if these valuations are believed to more accurately reflect the fair value of such securities. If a market quotation for a given security is unavailable, or if the adviser or a fund's sub-adviser believes an available quote does not accurately reflect the current value of a security, the adviser will use fair value procedures established by the funds' Board of Trustees to price the security. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. The Global Equity Fund has a policy to use fair value procedures to price securities traded on foreign markets in the event there is a specific change in the value of a domestic security index. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

SECURITY TRANSACTIONS Changes in holdings of portfolio securities shall be reflected no later than the first business day following trade date. However, for financial reporting purposes including each fiscal quarter-end, portfolio transactions are reported on trade date.

REPURCHASE AGREEMENTS The funds may acquire repurchase agreements with an entity that is a member of the Federal Reserve System, collateralized by instruments issued by the U.S. government, its agencies or instrumentalities. The repurchase price generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. It is the funds' policy to receive collateral securities of which the value, including accrued interest, is at least equal to 102% of the amount to be repaid to the funds under each agreement at its maturity. Collateral subject to repurchase agreements is held by the funds' custodian. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

RESTRICTED SECURITIES The funds are permitted to invest in privately placed securities. These securities may be resold in transactions exempt from registration, or to the public, if the securities are registered under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS                                  UNAUDITED

FOREIGN CURRENCY TRANSLATION The accounting records of the funds are maintained in U.S. dollars. Investment securities denominated in a foreign currency are translated into U.S. dollars at the current rate of exchange.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CITIZENS FUNDS
             -------------------------------------------------------------

By (Signature and Title)* /s/ Sophia Collier
                          ------------------------------------------------
                          Sophia Collier, Principal Executive Officer


Date 11/29/04
     ---------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Sophia Collier
                          ------------------------------------------------
                          Sophia Collier, Principal Executive Officer

Date 11/29/04
     ---------------------------------------------------------------------

By (Signature and Title)* /s/ Sean Driscoll
                          ------------------------------------------------
                          Sean Driscoll, Treasurer

Date 11/29/04
     ---------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.